CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenue:
Revenue	¥ 36,136,423	$ 5,670,593	¥ 16,257,933	¥ 7,824,904
Cost of sales:
Total cost of sales	(29,314,990)	(4,600,162)	(14,384,514)	(9,023,726)
Gross (loss)/profit	6,821,433	1,070,431	1,873,419	(1,198,822)
Operating expenses:
Research and development	(4,591,852)	(720,562)	(2,487,770)	(4,428,580)
Selling, general and administrative	(6,878,132)	(1,079,329)	(3,932,271)	(5,451,787)
Other operating (loss)/income, net	152,248	23,891	(61,023)
Total operating expenses	(11,317,736)	(1,776,000)	(6,481,064)	(9,880,367)
Loss from operations	(4,496,303)	(705,569)	(4,607,645)	(11,079,189)
Interest and investment income	911,833	143,086	166,904	160,279
Interest expenses	(637,410)	(100,024)	(426,015)	(370,536)
Share of (loss)/income of equity investees	62,510	9,809	(66,030)	(64,478)
Other income/(losses), net	184,686	28,981	(364,928)	66,160
Loss before income tax expense	(3,974,684)	(623,717)	(5,297,714)	(11,287,764)
Income tax expense	(42,265)	(6,632)	(6,368)	(7,888)
Net loss	(4,016,949)	(630,349)	(5,304,082)	(11,295,652)
Accretion on redeemable non-controlling interests to redemption value	(6,586,579)	(1,033,578)	(311,670)	(126,590)
Net loss attributable to non-controlling interests	31,219	4,899	4,962	9,141
Net loss attributable to ordinary shareholders of NIO Inc.	(10,572,309)	(1,659,028)	(5,610,790)	(11,413,101)
Net loss	(4,016,949)	(630,349)	(5,304,082)	(11,295,652)
Other comprehensive (loss)/income
Change in unrealized gains related to available-for-sale debt securities, net of tax	24,224	3,801
Foreign currency translation adjustment, net of nil tax	(230,345)	(36,146)	137,596	(168,340)
Total other comprehensive (loss)/income	(206,121)	(32,345)	137,596	(168,340)
Total comprehensive loss	(4,223,070)	(662,694)	(5,166,486)	(11,463,992)
Accretion on redeemable non-controlling interests to redemption value	(6,586,579)	(1,033,578)	(311,670)	(126,590)
Net loss attributable to non-controlling interests	31,219	4,899	4,962	9,141
Other comprehensive income attributable to non-controlling interests	(4,727)	(742)
Comprehensive loss attributable to ordinary shareholders of NIO Inc	¥ (10,783,157)	$ (1,692,115)	¥ (5,473,194)	¥ (11,581,441)
Weighted average number of ordinary shares used in computing net loss per share
Weighted average number of ordinary shares, basic	1,572,702,112	1,572,702,112	1,182,660,948	1,029,931,705
Weighted average number of ordinary shares, diluted	1,572,702,112	1,572,702,112	1,182,660,948	1,029,931,705
Net loss per share attributable to ordinary shareholders
Net loss per share, basic | (per share)	¥ (6.72)	$ (1.05)	¥ (4.74)	¥ (11.08)
Net loss per share, diluted | (per share)	¥ (6.72)	$ (1.05)	¥ (4.74)	¥ (11.08)
Weighted average number of ADS used in computing net loss per ADS
Weighted average number of ADS, basic	1,572,702,112	1,572,702,112	1,182,660,948	1,029,931,705
Weighted average number of ADS, diluted	1,572,702,112	1,572,702,112	1,182,660,948	1,029,931,705
Net loss per ADS attributable to ordinary shareholders
Net loss per ADS, basic | (per share)	¥ (6.72)	$ (1.05)	¥ (4.74)	¥ (11.08)
Net loss per ADS, diluted | (per share)	¥ (6.72)	$ (1.05)	¥ (4.74)	¥ (11.08)
Vehicle sales
Revenue:
Revenue	¥ 33,169,740	$ 5,205,056	¥ 15,182,522	¥ 7,367,113
Cost of sales:
Total cost of sales	(26,516,643)	(4,161,040)	(13,255,770)	(8,096,035)
Other sales
Revenue:
Revenue	2,966,683	465,537	1,075,411	457,791
Cost of sales:
Total cost of sales	¥ (2,798,347)	$ (439,122)	¥ (1,128,744)	¥ (927,691)